Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)	Preferred Shares Series A	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Reserves	Accumulated Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2021		€ 13,466	€ 473	€ (13,939)	€ 25,515	€ (279,336)		€ (253,821)
Balance (in Shares) at Dec. 31, 2021		2,850,000	100,000
Shares issued for cash		€ 35,374	€ 11,001	13,003	1,262,228			1,321,607
Shares issued for cash (in Shares)		7,600,000	2,355,000
Surrender of shares		€ (12,852)	€ (1,168)	1	14,020
Surrender of shares (in Shares)		(2,750,000)	(250,000)
Imputed interest					1,083			1,083
Exchange difference arising from translation					26,773			26,773
Net loss for the period						(1,226,855)		(1,226,855)
Balance at Dec. 31, 2022		€ 35,988	€ 10,306	(935)	1,329,619	(1,506,191)		(131,213)
Balance (in Shares) at Dec. 31, 2022		7,700,000	2,205,000
Shares issued for cash			€ 6,936		6,770,184			6,777,120
Shares issued for cash (in Shares)			1,650,000
Share options					170,317			170,317
Shares issued for services			€ 1,184		108,644			109,829
Shares issued for services (in Shares)			105,000
Exchange difference arising from translation					40,119			40,119
Non-controlling interests on acquisition of subsidiaries							889,983	889,983
Net loss for the period						(4,438,440)	(473,225)	(4,911,665)
Balance at Dec. 31, 2023		€ 35,988	€ 18,426	(935)	8,418,883	(5,944,631)	416,758	2,944,490
Balance (in Shares) at Dec. 31, 2023		7,700,000	3,960,000
Shares issued for cash	€ 2,623				2,620,344			2,622,967
Shares issued for cash (in Shares)	545,000
Subscription receivable payment				935				935
Share issuance for cost					170,317			170,317
Shares issued for services			€ 3,765		787,016			790,781
Shares issued for services (in Shares)			815,000
Equity contribution by non-controlling interest							14,693	14,693
Shares issued for investment in Juve Stabia football club			€ 15,385		1,984,615			2,000,000
Shares issued for investment in Juve Stabia football club (in Shares)			3,200,000
Related party debt exchange agreement		€ 1,963			243,488			245,451
Related party debt exchange agreement (in Shares)		408,000
Shares converted from Class A to Class B		€ (8,904)	€ 8,904
Shares converted from Class A to Class B (in Shares)		(1,850,000)	1,850,000
Obligation to issue shares					105,705			105,705
Exchange difference arising from translation					(27,880)			(27,880)
Non-controlling interest debt conversion					(29,632)		29,632
Net loss for the period						(4,427,545)	(621,316)	(5,048,861)
Balance at Dec. 31, 2024	€ 2,623	€ 29,047	€ 46,480		€ 14,272,855	€ (10,372,175)	€ (160,233)	€ 3,818,598
Balance (in Shares) at Dec. 31, 2024	545,000	6,258,000	9,825,000					815,000